Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement
Turnover	R 275,738	R 201,910	R 190,367
Equity accounted profits, net of tax	3,128	814	(347)
Earnings/(loss) before interest and tax (EBIT)	61,417	16,619	(111,926)
Remeasurement items	(9,903)	23,218	111,978
Depreciation and amortisation	14,073	17,644	22,327
Statement of cash flows
Additions to non-current assets	22,713	15,948	35,164
Mining
Income Statement
Turnover	6,370	2,025	1,343
Equity accounted profits, net of tax	(1)	(3)	(2)
Earnings/(loss) before interest and tax (EBIT)	3,456	3,227	2,756
Remeasurement items	228	46	113
Depreciation and amortisation	2,230	2,223	2,080
Statement of cash flows
Additions to non-current assets	2,552	2,704	2,859
Gas
Income Statement
Turnover	7,789	7,321	8,350
Equity accounted profits, net of tax	(4)
Earnings/(loss) before interest and tax (EBIT)	14,622	6,656	5,527
Remeasurement items	(8,499)	(655)	(30)
Depreciation and amortisation	500	1,463	2,002
Statement of cash flows
Additions to non-current assets	2,569	711	1,539
Fuels
Income Statement
Turnover	100,988	59,393	60,816
Equity accounted profits, net of tax	3,043	742	(347)
Earnings/(loss) before interest and tax (EBIT)	27,959	(18,170)	(11,609)
Remeasurement items	217	23,196	11,990
Depreciation and amortisation	1,468	3,401	4,809
Statement of cash flows
Additions to non-current assets	6,325	3,549	5,232
Chemicals Africa
Income Statement
Turnover	64,054	58,260	51,600
Equity accounted profits, net of tax	90	83	21
Earnings/(loss) before interest and tax (EBIT)	24,072	6,957	(17,035)
Remeasurement items	(1,343)	7,889	24,122
Depreciation and amortisation	3,667	4,461	5,649
Statement of cash flows
Additions to non-current assets	7,308	5,508	6,845
Chemicals America
Income Statement
Turnover	41,496	29,358	28,721
Earnings/(loss) before interest and tax (EBIT)	981	8,116	(77,556)
Remeasurement items	2,807	(7,336)	73,166
Depreciation and amortisation	3,917	3,637	5,085
Statement of cash flows
Additions to non-current assets	1,909	1,152	15,654
Chemicals Eurasia
Income Statement
Turnover	55,011	45,539	39,537
Equity accounted profits, net of tax		1
Earnings/(loss) before interest and tax (EBIT)	7,552	4,680	(894)
Remeasurement items	(2,965)	(86)	2,387
Depreciation and amortisation	1,576	1,687	1,821
Statement of cash flows
Additions to non-current assets	1,402	1,796	2,158
Corporate Centre
Income Statement
Turnover	30	14
Equity accounted profits, net of tax		(9)	(19)
Earnings/(loss) before interest and tax (EBIT)	(17,225)	5,153	(13,115)
Remeasurement items	(348)	164	230
Depreciation and amortisation	715	772	881
Statement of cash flows
Additions to non-current assets	648	528	877
Operating segments
Income Statement
Turnover	303,967	229,364	218,001
Operating segments | Mining
Income Statement
Turnover	24,386	21,704	19,891
Operating segments | Gas
Income Statement
Turnover	11,941	10,990	12,419
Operating segments | Fuels
Income Statement
Turnover	102,964	60,649	62,553
Operating segments | Chemicals Africa
Income Statement
Turnover	67,275	60,597	54,310
Operating segments | Chemicals America
Income Statement
Turnover	41,926	29,360	28,809
Operating segments | Chemicals Eurasia
Income Statement
Turnover	55,419	46,038	39,989
Operating segments | Corporate Centre
Income Statement
Turnover	56	26	30
Intersegmental turnover
Income Statement
Turnover	(28,229)	(27,454)	(27,634)
Intersegmental turnover | Mining
Income Statement
Turnover	(18,016)	(19,679)	(18,548)
Intersegmental turnover | Gas
Income Statement
Turnover	(4,152)	(3,669)	(4,069)
Intersegmental turnover | Fuels
Income Statement
Turnover	(1,976)	(1,256)	(1,737)
Intersegmental turnover | Chemicals Africa
Income Statement
Turnover	(3,221)	(2,337)	(2,710)
Intersegmental turnover | Chemicals America
Income Statement
Turnover	(430)	(2)	(88)
Intersegmental turnover | Chemicals Eurasia
Income Statement
Turnover	(408)	(499)	(452)
Intersegmental turnover | Corporate Centre
Income Statement
Turnover	R (26)	R (12)	R (30)